Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2014
Schedule of Related Party Transactions [Table Text Block]
		2014	2013	2012

i)	Incurred consulting fees with a company related by a director in common	$84,000	$84,000	$84,000

ii)	Incurred professional service fees with a company related by a director in common	$528,000	$528,000	$528,000

iii)	Incurred marketing consulting services with a company related by a director in common	$80,900	$80,800	$76,700

iv)	Incurred bottling services from a company related by a director in common	$111,519	$89,493	$574

v)	Incurred consulting fees with a company related by an officer in common	$150,000	$271,400	$260,350

vi)	Incurred services from a company related by a director in common	$5,355	$3,763	$7,217